UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23166

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

325 North LaSalle Street, Suite 645, Chicago, Illinois 60654
(Address of principal executive offices) (Zip code)

Marcus L. Collins, Esq.
RiverNorth Capital Management, LLC
325 North LaSalle Street, Suite 645
Chicago, Illinois 60654
(Name and address of agent for service)

(312)832-1440
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2017

Date of reporting period: June 30, 2017

Item 1. Reports to Stockholders.

OPPORTUNISTIC INVESTMENT STRATEGIES

Annual Report RIVERNORTH/DOUBLELINE STRATEGIC OPPORTUNITY FUND, INC. OPP
Investment Adviser: RiverNorth Capital Management, LLC 325 N. LaSalle Street, Suite 645 Chicago, IL 60654 rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	Table of Contents

Portfolio Update	2

Schedule of Investments	4

Statement of Assets and Liabilities	10

Statement of Operations	11

Statement of Changes in Net Assets	12

Statement of Cash Flows	13

Financial Highlights	14

Notes to Financial Statements	15

Report of Independent Registered Public Accounting Firm	23

Additional Information	24

Trustees & Officers	26

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Portfolio Update	June 30, 2017

What is the Fund’s investment strategy?

The RiverNorth/DoubleLine Strategic Opportunity Fund (“the Fund”) seeks to provide current income and overall total return.

RiverNorth Capital Management, LLC (“RiverNorth”) allocates the Fund’s Managed Assets among two principal strategies: Tactical Closed-End Fund (CEF) Income Strategy and Opportunistic Income Strategy. RiverNorth manages the Tactical Closed-End Fund Income Strategy and DoubleLine manages the Opportunistic Income Strategy.

RiverNorth determines which portion of the Fund’s assets is allocated to each strategy based on market conditions. The Fund may allocate between 10% to 35% of its Managed Assets to the Tactical CEF Income Strategy and 65% to 90% of its Managed Assets to the Opportunistic Income Strategy.

The Tactical CEF Income Strategy typically invests in CEFs, business development companies (BDCs) and exchange-traded funds (ETFs). The Opportunistic Income Strategy primarily invests in agency and non-agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) seeking to derive value from inefficiencies within the subsectors of the fixed income market while maintaining active risk constraints.

How did the RiverNorth/DoubleLine Strategic Opportunity Fund perform relative to its benchmark during the reporting period?

For the period from the Fund’s inception (September 28, 2016) through June 30, 2017, the Fund returned 7.10% on a net asset value (NAV) basis and 2.50% on a market price basis. The Barclays Capital U.S. Aggregate Bond Index returned -0.97% during the same period.

What contributing factors were responsible for the RiverNorth/DoubleLine Strategic Opportunity Fund’s relative performance during the period?

RiverNorth Tactical Closed-End Fund Income Sleeve

The RiverNorth sleeve outperformed the benchmark index during the period. This was due to exposure to closed-end funds that invest in lower credit quality high yield and bank loan securities, as both of these areas outperformed the Fund’s benchmark index over the year. The sleeve’s exposure to municipal bond closed-end funds detracted from performance as rising interest rates over the period led to negative NAV returns for the funds.

DoubleLine Opportunistic Income Sleeve

The DoubleLine sleeve outperformed the Bloomberg Barclays U.S. Aggregate Bond Index return since inception through June 30, 2017, while the index was down by almost 1% through this period. Non-Agency RMBS led this outperformance as spreads tightened between 50 and 70 basis points (bps) for the period. Returns have been positive across the credit spectrum with Alt-A securities leading the sector in total performance. Agency RMBS contributions to performance have been positive due to price increases on fixed-rate collateralized mortgage obligations (CMOs). Inverse interest-only securities have underperformed as prices have declined. Within other securitized credit sectors, CMBS added positive performance to the portfolio due to interest income while asset-backed securities (ABS) have also performed well due to an increase in prices.

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RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Portfolio Update	June 30, 2017

How was the RiverNorth/DoubleLine Strategic Opportunity Fund positioned at the end of June 2017?

The Fund allocation was 29% RiverNorth Tactical Closed-End Fund Income, and 71% DoubleLine Opportunistic Income. The biggest sector allocations are to Non-Agency MBS, Agency MBS, and High Yield. The fund is utilizing a line of credit to leverage the portfolio approximately 25%.

Definitions

Barclays Capital U.S. Aggregate Bond Index: an unmanaged index of investment-grade fixed-rate debt issues with maturities of at least one year. The index cannot be invested in directly and does not reflect fees and expenses.

Credit spread: the difference in yield between two bonds of similar maturity but different credit quality. Widening credit spreads indicate growing concern about the ability of corporate (and other private) borrowers to service their debt. Narrowing credit spreads indicate improving private creditworthiness.

Basis Point: a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01% (0.0001), and is used to denote the percentage change in a financial instrument.

Annual Report | June 30, 2017	3

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	June 30, 2017

Principal Amount/Description		Rate	Maturity	Value
ASSET BACKED OBLIGATIONS - 5.50%
2,921,875	Blackbird Capital Aircraft(a)	5.68%	12/16/2041	$2,990,156
2,000,000	Coinstar Funding, LLC(a)	5.22%	4/25/2047	2,035,361
3,000,000	InSite Issuer LLC(a)	6.41%	11/15/2046	3,101,642
2,921,875	Labrador Aviation Finance Limited(a)	5.68%	1/15/2042	2,980,242
1,000,000	SOFI Consumer Loan Program Trust (a)(b)	4.73%	1/26/2026	1,031,226

TOTAL ASSET BACKED OBLIGATIONS
(Cost $11,843,341)				12,138,627

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 7.51%
42,035	Capitala Finance Corp(c)	5.75%	5/31/2022	1,062,224
8,100	Eagle Point Credit Company(c)	7.75%	10/30/2026	209,466
100,000	Great Elm Capital Corp.(c)	8.25%	6/30/2020	2,538,000
36,187	Hercules Capital, Inc.(c)	6.25%	7/30/2024	921,683
8,294	KCAP Financial Inc(c)	7.38%	9/30/2019	211,331
19,165	Saratoga Investment Corp(c)	6.75%	12/30/2023	499,057
1,400	Stellus Capital Investments(c)	6.50%	4/30/2019	36,400
160,200	THL Credit, Inc.(c)	6.75%	12/30/2022	4,181,220
1,500	THL Credit, Inc.(c)	6.75%	11/15/2021	38,310
243,220	TICC Capital Corp.(c)	6.50%	3/30/2024	6,255,618
14,673	Triangle Capital Corporation(c)	6.38%	12/15/2022	372,694
2,610	TriplePoint Venture Growth BDC Corp(c)	6.75%	7/15/2020	66,555
7,556	Whitehorse Finance, Inc.(c)	6.50%	7/31/2020	194,492

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $16,203,943)				16,587,050

Shares/Description				Value
CLOSED-END FUNDS - 28.83%
100,727	Ares Capital Corporation(c)			1,649,908
570,511	BlackRock Corporate High Yield Fund, Inc.(c)			6,252,801
375,861	BlackRock Credit Allocation Income Trust(c)			5,055,330
55,393	BlackRock Debt Strategies Fund, Inc.(c)			639,235
138,727	BlackRock Limited Duration Income Trust(c)			2,189,112
290,606	Brookfield Real Assets Income Fund Inc(c)			6,736,247
367,365	Eaton Vance Limited Duration Income Fund(c)			5,179,847

See Notes to Financial Statements.

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RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	June 30, 2017

Shares/Description		Value
97,602	Eaton Vance Senior Income Trust(c)	$649,053
466,267	Invesco Senior Income Trust(c)	2,126,178
341,207	Legg Mason BW Global Income
	Opportunities Fund Inc(c)	4,514,169
53,758	NexPoint Credit Strategies Fund(c)	1,170,849
106,385	Nuveen AMT-Free Quality Municipal Income Fund(c)	1,456,411
517,060	Nuveen Credit Strategies Income Fund(c)	4,451,887
71,816	Nuveen Quality Municipal Income Fund(c)	1,008,297
160,041	Prudential Global Short Duration High Yield Fund(c)	2,378,209
93,676	TCG BDC, Inc.(c)	1,687,105
62,087	Templeton Emerging Markets Income Fund(c)	696,616
308,034	Wells Fargo Income Opportunities Fund(c)	2,636,771
235,226	Western Asset Emerging Markets Debt Fund Inc.(c)	3,662,469
382,298	Western Asset Global High Income Fund Inc.(c)	3,845,918
1,114,992	Western Asset Global High Income Opportunity Fund Inc.(c)	5,653,009

TOTAL CLOSED-END FUNDS
(Cost $61,453,943)		63,639,421

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 66.19%
	Bank of America Alternative Loan Trust
2,804,792	Series 2004-12	6.00%	1/25/2035	2,783,985
	Banc of America Commercial Mortgage Trust
500,000	Series 2007-4(a)(b)	6.16%	2/10/2051	499,110
	Banc of America Funding Corporation
2,931,807	Series 2006-D(b)	3.27%	5/20/2036	2,511,928
	Banc of America Mortgage Securities Inc.
3,586,494	Series 2007-3	6.00%	9/25/2037	3,500,826
	BB-UBS Trust
500,000	Series 2012-TFT(a)(b)	3.68%	6/5/2030	468,180
	BCAP LLC Trust
3,092,265	Series 2011-RR4(a)(b)	6.15%	8/26/2037	3,011,426
3,085,044	Series 2011-RR4(a)(b)	6.08%	8/26/2037	3,022,797
	Bear Stearns Alt-A Trust
3,010,489	Series 2005-10(b)	3.34%	1/25/2036	2,734,762
	Bear Stearns Adjustable Rate Mortgage Trust
2,585,103	Series 2006-2(b)	3.64%	7/25/2036	2,536,120

See Notes to Financial Statements.

Annual Report | June 30, 2017	5

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	June 30, 2017

Principal Amount/Description		Rate	Maturity	Value
	Chase Mortgage Finance Corporation
4,419,673	Series 2007-S4(b)	1.82%	6/25/2037	$2,702,149
	ChaseFlex Trust
3,841,333	Series 2007-1	6.50%	2/25/2037	2,942,701
	CIM Trust
3,720,000	Series 2017-3RR-B2(a)(b)	13.42%	1/29/2057	4,130,137
	Citigroup Mortgage Loan Trust Inc.
2,953,522	Series 2005-5(b)	3.17%	10/25/2035	2,226,610
2,743,659	Series 2007-AR5(b)	3.34%	4/25/2037	2,514,600
	Commercial Mortgage Trust
500,000	Series 2012-CR4(a)(b)	4.72%	10/15/2045	435,803
537,000	Series 2012-CR4(a)(b)	4.72%	10/15/2045	386,445
500,000	Series 2013-LC13(a)(b)	5.21%	8/10/2046	489,160
	Countrywide Alternative Loan Trust
1,299,002	Series 2005-48T1	5.50%	11/25/2035	1,096,287
2,553,555	Series 2005-63(b)	3.24%	12/25/2035	2,357,850
4,557,818	Series 2005-64CB	5.50%	12/25/2035	4,023,437
1,797,374	Series 2006-26CB	6.50%	9/25/2036	1,531,716
4,957,117	Series 2006-32CB	6.00%	11/25/2036	4,550,170
3,857,655	Series 2007-14T2	6.00%	7/25/2037	2,848,246
4,087,414	Series 2007-2CB	5.75%	3/25/2037	3,487,654
3,151,909	Series 2007-16CB	6.25%	8/25/2037	2,791,584
	Countrywide Home Loans
2,914,305	Series 2005-HYB1(b)	1.52%	3/25/2035	2,640,499
3,803,095	Series 2007-9	5.75%	7/25/2037	3,598,700
3,027,846	Series 2007-HYB1(b)	3.09%	3/25/2037	2,628,712
	Credit Suisse First Boston Mortgage
	Securities Corp.
2,400,218	Series 2005-9	5.50%	10/25/2035	2,280,179
	Credit Suisse Mortgage Trust
3,102,906	Series 2006-7	6.75%	8/25/2036	2,612,931
2,886,684	Series 2007-1	6.00%	2/25/2037	2,702,312
	First Horizon Alternative Mortgage
	Securities Trust
1,390,155	Series 2005-AA8(b)	3.12%	10/25/2035	1,255,566
	FREMF Mortgage Trust
498,308	Series 2016-KF22(a)(b)	6.27%	7/25/2023	522,255
	GMAC Commercial Mortgage Securities Inc.
500,000	Series 2004-C3(a)(b)	5.14%	12/10/2041	497,505

See Notes to Financial Statements.

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RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	June 30, 2017

Principal Amount/Description		Rate	Maturity	Value
	GS Mortgage Securities Trust
500,000	Series 2013-GC13(a)(b)	4.20%	7/10/2046	$462,238
604,000	Series 2014-GC26(a)(b)	4.64%	11/10/2047	527,761
500,000	Series 2015-GC28(a)(b)	4.47%	2/10/2048	397,274
	Harborview Mortgage Loan Trust
2,605,158	Series 2004-2(b)	1.73%	6/19/2034	2,512,734
	IndyMac INDX Mortgage Loan Trust
2,390,017	Series 04-AR4(b)	3.36%	8/25/2034	2,369,187
	JP Morgan Chase Commercial Mortgage
	Securities Corp.
499,000	Series 2006-LDP9	5.34%	5/15/2047	495,424
158,651	Series 2007-LDPX(b)	5.46%	1/15/2049	158,539
500,000	Series 2007-C1(b)	6.26%	2/15/2051	502,705
549,000	Series 2015-JP1(a)(b)	4.90%	1/15/2049	395,105
500,000	Series 2016-WIKI(a)(b)	4.14%	10/5/2031	494,902
500,000	Series 2016-WPT(a)(b)	6.16%	10/15/2033	504,094
	JPMBB Commercial Mortgage Securities Trust
9,475,000	Series 2013-C14(a)(b)	1.12%	8/15/2046	474,261
500,000	Series 2013-C15(a)(b)	5.23%	11/15/2045	484,618
1,000,000	Series 2013-C17(a)(b)	3.87%	1/15/2047	717,825
632,000	Series 2015-C27(a)(b)	3.98%	2/15/2048	504,140
	Luminent Mortgage Trust
3,695,885	Series 06-3-11A1(b)	1.42%	5/25/2036	3,558,097
3,445,373	Series 06-3-12A1(b)	1.43%	5/25/2036	2,964,425
	Morgan Stanley BAML Trust
656,000	Series 2015-C20(a)	3.07%	2/15/2048	514,436
	New Century Home Equity Loan Trust
3,490,486	Series 2006-1-A2B(b)	1.40%	5/25/2036	3,015,769
	Nomura Asset Acceptance Corporation
2,878,060	Series 2005-AP3	5.19%	8/25/2035	1,829,778
	PR Mortgage Loan Trust
3,023,657	Series 2014-1(a)(b)	5.92%	10/25/2049	3,016,301
	Residential Accredit Loans, Inc.
5,966,531	Series 2007-QA5(b)	1.41%	5/25/2046	5,097,143
3,027,694	Series 2006-QO5(b)	6.14%	9/25/2037	2,654,988
	Residential Asset Securitization Trust
3,346,552	Series 2005-A15	5.75%	2/25/2036	2,650,339
3,281,224	Series 2007-A5	6.00%	5/25/2037	2,909,848

See Notes to Financial Statements.

Annual Report | June 30, 2017	7

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	June 30, 2017

Principal Amount/Description		Rate	Maturity	Value
	Residential Funding Mortgage Securities I Trust
2,469,745	Series 2005-SA2(b)	3.67%	6/25/2035	$2,232,161
4,125,465	Series 2006-S8	6.00%	9/25/2036	3,897,452
	RMAT
1,804,011	Series 2015-PR2(a)	5.85%	11/25/2035	1,812,102
	Structured Adjustable Rate Mortgage Loan
	Trust
2,700,521	Series 2005-22(b)	3.52%	12/25/2035	2,554,609
	Structured Asset Mortgage Investments Inc.
1,148,400	Series 2005-AR7(b)	1.78%	3/25/2046	1,039,365
	UBS-Barclays Commercial Mortgage Trust
500,000	Series 2013-C5(a)(b)	4.22%	3/10/2046	367,572
	Wachovia Bank Commercial Mortgage Trust
572,596	Series 2006-C26(b)	6.28%	6/15/2045	577,112
304,206	Series 2007-C30(b)	5.41%	12/15/2043	308,480
	Washington Mutual Mortgage Pass-Through
	Certificates Trust
2,544,199	Series 2005-8	5.50%	10/25/2035	2,419,206
2,477,039	Series 2006-AR6(b)	3.03%	8/25/2036	2,377,277
2,967,957	Series 2006-AR10(b)	2.95%	8/25/2046	2,864,977
2,094,970	Series 2006-2	6.00%	3/25/2036	2,124,578
2,799,732	Series 2007-HY3(b)	3.06%	3/25/2037	2,614,005
	Wells Fargo Mortgage Backed Securities
3,429,779	Series 2006-9	6.00%	8/25/2036	3,405,728

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $145,295,694)				146,128,897

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT/AGENCY MORTGAGE BACKED SECURITIES - 14.65%
	Federal Home Loan Mortgage Corporation
3,889,108	Series 3770	4.00%	12/15/2040	4,168,456
4,939,130	Series 3806(b)	5.29%	12/15/2037	277,680
10,096,359	Series 3966(b)	4.74%	12/15/2041	1,500,148
4,331,476	Series 4605	3.00%	8/15/2046	3,975,134
4,545,169	Series 4657	3.00%	2/15/2047	4,171,061

See Notes to Financial Statements.

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RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	June 30, 2017

Principal Amount/Description		Rate	Maturity	Value
	Federal National Mortgage Association
7,934,894	Series 2011-101(b)	4.68%	10/25/2041	$1,192,767
7,382,561	Series 2011-124(b)	5.28%	12/25/2041	1,240,433
8,170,801	Series 2012-20(b)	5.23%	3/25/2042	1,652,149
6,000,000	Series 2013-109(d)	0.00%	7/25/2043	4,065,512
2,735,128	Series 2014-38	3.00%	9/25/2043	2,416,283
3,916,477	Series 2016-75	3.00%	10/25/2046	3,560,239
	Government National Mortgage Association
4,228,230	Series 2017-17	3.50%	2/20/2047	4,133,631

TOTAL U.S. Government/Agency Mortgage Backed Securities
(Cost $31,930,467)				32,353,493

Shares/Description				Value
SHORT-TERM INVESTMENTS - 9.35%
Money Market Fund
20,630,780	Fidelity Institutional Government Portfolio(b)(c)
	(7 Day Yield 0.81%)			20,630,780

TOTAL SHORT-TERM INVESTMENTS
(Cost $20,630,780)				20,630,780

TOTAL INVESTMENTS - 132.03%
(Cost $ $287,358,168)				291,478,268
LIABILITIES IN EXCESS OF OTHER ASSETS (32.03)%				(70,709,957)
NET ASSETS - 100.00%				$220,768,311

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Directors and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $36,274,074 which represents approximately 16.43% of net assets as of June 30, 2017.
(b)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017.
(c)	All or a portion of the security has been pledged as collateral in connection with an open credit agreement. At June 30, 2017, the value of securities pledged amounted to $82,349,398, which represents approximately 37.30% of net assets.
(d)	Denotes zero-coupon bonds.

See Notes to Financial Statements.

Annual Report | June 30, 2017	9

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Statement of Assets and Liabilities	June 30, 2017

ASSETS:
Investment in securities:
At cost	$287,358,168
At value	$291,478,268

Receivable for fund investments sold	312,883
Interest receivable	800,735
Dividends receivable	219,822
Prepaid expenses and other assets	53,315
Total Assets	292,865,023

LIABILITIES:
Facility loan payable	71,500,000
Interest payable on facility loan	172,789
Payable for distributions	41,405
Payable to Adviser	241,751
Payable for fund accounting, administration and transfer agent fees	98,436
Payable for audit fees	21,901
Payable for custodian fees	3,806
Other accrued expenses	16,624
Total Liabilities	72,096,712
Net Assets	$220,768,311

NET ASSETS CONSIST OF:
Paid-in capital undistributed	215,450,019
Accumulated net investment income	284,143
Accumulated net realized gain on investments	914,049
Net unrealized appreciation on investments	4,120,100
Net Assets	$220,768,311

PRICING OF SHARES:
Shares of common stock outstanding (50,000,000 shares authorized,
$0.0001 par value)	11,013,787
Net Asset Value Per Share	$20.04

See Notes to Financial Statements.

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RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Statement of Operations	For the Period from September 28, 2016(1) through
June 30, 2017

INVESTMENT INCOME:
Interest income	$8,274,746
Dividend income	3,913,835
Total Investment Income	12,188,581

EXPENSES:
Investment Adviser fee	2,006,103
Interest expense on facility loan	756,653
Fund accounting, administration and transfer agent fees	404,985
Legal expenses	111,218
Director expenses	73,390
Registration expenses	50,402
Facility loan fees	39,247
Audit expenses	31,001
Printing expenses	22,612
Custodian expenses	17,566
Total Expenses	3,513,177
Net Investment Income	8,675,404

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on:
Investments	2,641,858
Distributions from other investment companies	13,596
Net realized gain	2,655,454
Net change in unrealized appreciation on:
Investments	4,120,100
Net Realized and Unrealized Gain on Investments	$6,775,554
Net Increase in Net Assets Resulting from Operations	$15,450,958

(1)	Commencement of operations.

See Notes to Financial Statements.

Annual Report | June 30, 2017	11

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Statement of Changes in Net Assets

Period from
September 28, 2016(1)
through
June 30, 2017
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,675,404
Net realized gain on investments and long-term capital gains from other
investment companies	2,655,454
Net change in unrealized appreciation on investments	4,120,100
Net increase in net assets resulting from operations	15,450,958

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,132,666)
Net decrease in net assets from distributions to shareholders	(10,132,666)

CAPITAL SHARE TRANSACTIONS:
Proceeds from issuance of common shares, net of offering costs	215,346,768
Reinvestment of distributions	3,251
Net increase in net assets from capital share transactions	215,350,019
Net Increase in Net Assets	220,668,311

NET ASSETS:
Beginning of period	100,000
End of period (including accumulated undistributed net investment
income of $284,143)	$220,768,311

SHARE TRANSACTIONS:
Shares sold	11,008,519
Shares issued in reinvestment of distributions	166
Beginning of period	5,102
End of period	11,013,787

(1)	Commencement of operations.

See Notes to Financial Statements.

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RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Statement of Cash Flows	For the Period from September 28, 2016(1) through
June 30, 2017

CASH FLOWS USED IN OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$15,450,958
Adjustments to reconcile the change in net assets from operations to net cash used in operating activities:
Purchases of long term investments	(335,608,993)
Proceeds from sale of long term investments	74,274,642
Net purchases of short-term investments	(20,630,780)
Net accretion of premiums/discounts	(2,496,006)
Net realized gain on investments and long-term capital gains from
other investment companies	(2,655,454)
Net change in unrealized appreciation on investments	(4,120,100)
Return of capital from other investment companies	421,792
Net realized paydown gain	(1,929,173)
Interest-only bond amortization	1,265,804
Increase in:
Interest and dividends receivable	(1,020,557)
Prepaid expenses and other assets	(53,315)
Receivable for fund investments sold	(312,883)
Increase in:
Payable to Adviser	241,751
Interest payable on facility loan	172,789
Other accrued expenses	16,624
Fund accounting, administration and transfer agent fees payable	98,436
Custodian fees payable	3,806
Audit fees payable	21,901
Net cash used in operating activities	(276,858,758)

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
Advances from credit facility	71,500,000
Issuance of common stock	215,346,768
Cash dividends paid to common stockholders	(10,088,010)
Net cash provided by financing activities	276,758,758

NET CHANGE IN CASH	(100,000)
Cash at beginning of period	100,000
Cash at end of period	$–

SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH INFORMATION
Non-cash financing activities - distributions reinvested	$3,251
Payable for distributions	41,405
Cash paid for interest on facility loan	583,863

(1)	Commencement of operations.

See Notes to Financial Statements.

Annual Report | June 30, 2017	13

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Financial Highlights

Period from
September 28, 2016(a)
through
June 30, 2017
Net asset value - beginning of period	$19.60
Income from investment operations:
Net investment income	0.94
Net realized and unrealized gain on investments	0.46
Total income from investment operations	1.40

Less distributions:
From net investment income	(0.92)
Total distributions	(0.92)
Offering costs on issuance of common stock	(0.04)
Net increase in net asset value	0.44
Net asset value - end of period	$20.04
Per common share market value - end of period	$19.54

Total return based on net asset value(b)	7.10%

Total return based on market value(b)	2.50%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$220,768
Ratio of expenses to average net assets(c)(d)	2.14%
Ratio of net investment income to average net assets(c)	5.28%
Portfolio turnover rate(e)	35%
Facility loan payable (in thousands)	$71,500
Asset coverage per $1,000 of facility loan payable(f)	$4,090

(a)	Commencement of operations.
(b)	Not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. The net asset value and market price returns will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period. Total return based on market value does not reflect sales load.
(c)	Annualized.
(d)	Includes interest expenses of 0.46%(c) for the period from September 28, 2016 (commencement of operations) through June 30, 2017.
(e)	Not annualized.
(f)	Calculated by subtracting the Fund’s total liabilities (excluding the facility loan and accumulated unpaid interest on facility loan) from the Fund’s total assets and dividing by the outstanding facility loan balance.

See Notes to Financial Statements.

14	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	June 30, 2017

1. ORGANIZATION

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the “Fund”) is a closed-end management investment company that was organized as a Maryland corporation on June 22, 2016, and commenced investment operations on September 28, 2016. The investment adviser to the Fund is RiverNorth Capital Management, LLC (the “Adviser”). The Fund’s sub-adviser is DoubleLine Capital, LP (“Sub-Adviser”). The Fund is a diversified investment company with an investment objective to seek current income and overall total return.

The Fund seeks to achieve its investment objective by allocating its Managed Assets among two principal strategies; under normal market conditions, the Fund may allocate between 10% and 35% of its Managed Assets to the Tactical Closed-End Fund Income Strategy and 65% to 90% of its Managed Assets to the Opportunistic Income Strategy. The Adviser will determine the portion of the Fund’s Managed Assets to allocate to each strategy and may, from time to time, adjust the allocations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies as codified in Accounting Standards Codification (“ASC”) 946 – Investment Companies.

Security Valuation: The Fund’s assets and other financial instruments are generally valued at their market value using market quotations. If a market quotation is unavailable, a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Related Income: The Fund follows industry practice and records security transactions on the trade date basis. The specific identification costs basis method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Fund and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Other: The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Annual Report | June 30, 2017	15

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	June 30, 2017

Share Valuation: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (“the Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by dividing the value of all of the securities and other assets of the Fund, less the liabilities (including accrued expenses and indebtedness), by the total number of common shares outstanding.

Federal Income Taxes: The Fund intends to elect to be treated as, and to qualify each year for special tax treatment afforded to, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”). In order to qualify as a RIC, the Fund must, among other things, satisfy income, asset diversification and distribution requirements. As long as it so qualifies, the Fund will not be subject to U.S. federal income tax to the extent that it distributes annually its investment company taxable income and its “net capital gain”. If the Fund retains any investment company taxable income or net capital gain, it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates. In addition, if the Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all of its income and gains at regular corporate tax rates.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of the Fund.

The Fund maintains a level distribution policy. The Fund distributes to shareholders regular monthly cash distributions of its net investment income. In addition, the Fund distributes its net realized capital gains, if any, at least annually.

At times, to maintain a stable level of distributions, the Fund may pay out less than all of its net investment income or pay out accumulated undistributed income, or return capital, in addition to current net investment income. Any distribution that is treated as a return of capital generally will reduce a shareholder’s basis in his or her shares, which may increase the capital gain or reduce the capital loss realized upon the sale of such shares. Any amounts received in excess of a shareholder’s basis are generally treated as capital gain, assuming the shares are held as capital assets.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. This includes assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable

16	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	June 30, 2017

inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds and business development company notes, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fair values for long-term debt securities, including asset-backed obligations, non-agency collateralized mortgage obligations, and U.S. government/agency mortgage-backed securities are normally determined on the basis of the mean valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities, and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Annual Report | June 30, 2017	17

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	June 30, 2017

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Directors (“Board”) has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Fund’s good faith pricing guidelines, the Adviser, Sub-Adviser, or Valuation Committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or Valuation Committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, Sub-Adviser’s, or the Valuation Committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser, Sub-Adviser or Valuation Committee is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Fund invests in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at June 30, 2017 involving the Fund’s assets and liabilities:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Asset Backed Obligations	$–	$12,138,627	$–	$12,138,627
Business Development
Company Notes	16,482,185	104,865	–	16,587,050
Closed-End Funds	63,639,421	–	–	63,639,421
Non-Agency Collateralized
Mortgage Obligations	–	146,128,897	–	146,128,897
U.S. Government/Agency
Mortgage Backed Securities	–	32,353,493	–	32,353,493
Short-Term Investments	20,630,780	–	–	20,630,780
Total	$100,752,386	$190,725,882	$–	$291,478,268

*	Refer to the Fund’s Schedule of Investments for a listing of securities by type.

18	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	June 30, 2017

It is the Fund’s policy to recognize transfers into and out of all levels at the end of the reporting period.

The Fund did not hold any Level 3 securities at the end of the reporting period. There were no transfers into and out of Levels 1, 2, and 3 during the current period presented.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser serves as the investment adviser to the Fund. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objectives and policies. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily managed assets of the Fund.

DoubleLine Capital, LP is the investment sub-adviser to the Fund. Under the terms of the sub-advisory agreement, the Sub-Adviser, subject to the supervision of the Adviser and the Board, provides or arranges to be provided to the Fund such investment advice as deemed advisable and will furnish or arrange to be furnished a continuous investment program for the portion of assets managed in the Fund consistent with the Fund’s investment objective and policies. As compensation for its sub-advisory services, the Adviser is obligated to pay the Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of 0.50% of the average daily managed assets of the Fund.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with fund administration and fund accounting services. USBFS also serves as transfer, dividend paying and shareholder servicing agent for the Fund (“Transfer Agent”). As compensation for its services to the Fund, USBFS receives an annual fee based on the Fund’s average daily managed assets, subject to certain minimums.

Officers of the Fund and Directors who are “interested persons” of the Fund or the Adviser receive no salary or fees from the Fund. Each Director who is not an “interested person” receive a fee of $16,500 per year plus $1,500 per meeting attended. In addition, the lead Independent Director receives $250 annually, the Chair of the Audit Committee receives $500 annually, and the Chair of the Nominating and Corporate Governance Committee receives $250 annually. The Fund reimburses each Director and Officer for his or her travel and other expenses relating to the attendance at such meetings. Certain officers and/or interested directors of the Fund are also officers of the Adviser and Chief Compliance Officer.

5. FEDERAL INCOME TAXES

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute all of their taxable net income to their shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

Annual Report | June 30, 2017	19

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	June 30, 2017

The tax character of distributions paid by the Fund during the fiscal year ended June 30, 2017, was as follows:

	Net Long Term
Ordinary Income	Capital Gains	Return of Capital	Total
$10,132,666	$–	$–	$10,132,666

Components of Distributable Earnings on a Tax Basis: The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets reported under GAAP. Accordingly, for the year ended June 30, 2017, certain differences were reclassified. These differences were primarily due to the different tax treatment of paydowns; the amounts reclassified did not affect net assets. The reclassifications were as follows:

	Accumulated Net	Accumulated Net
Paid-in Capital	Investment Income/(Loss)	Realized Gain/(Loss)
$–	$1,741,405	$(1,741,405)

At June 30, 2017, the components of distributable earnings on a tax basis for the Fund was as follows:

Undistributed	Undistributed
Ordinary Income	Long Term Gain	Total
$1,202,858	$13,596	$1,216,454

Unrealized Appreciation and Depreciation on Investments: As of June 30, 2017, net unrealized appreciation (depreciation) of investments based on federal tax costs was as follows:

		Net Unrealized
Gross Appreciation	Gross Depreciation (excess	Appreciation/	Cost of Investments for
(excess of value over tax)	of tax cost over value)	(Depreciation)	Income Tax Purposes
$6,136,669	$2,034,831	$4,101,838	$287,376,430

The difference between book and tax basis unrealized appreciation/(depreciation) for the Fund is attributable to wash sales.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. No income tax returns are currently under examination. All tax years since commencement of operations remain subject to examination by the tax authorities in the United States. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

20	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	June 30, 2017

6. INVESTMENT TRANSACTIONS

Investment transactions for the period ended June 30, 2017, excluding short-term investments, were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$335,608,993	$74,274,642

7. REVOLVING LINE OF CREDIT

On December 16, 2016, the Fund entered into a $75,000,000 secured, revolving, evergreen credit facility with U.S. Bank National Association (“U.S. Bank”). The Fund incurred a $75,000 administrative fee upon entering into the credit facility. The credit facility has a variable annual interest rate equal to one-month LIBOR plus 0.95 percent. The credit facility will accrue a commitment fee equal to an annual rate of 0.10 percent on $75,000,000.

The average principal balance and interest rate for the period during which the credit facility was utilized for the period from December 16, 2016 through June 30, 2017 was approximately $71,500,000 and 1.87 percent, respectively. At June 30, 2017, the principal balance outstanding was $71,500,000 at an interest rate of 2.20 percent. The maximum amount outstanding for the period from December 16, 2016 through June 30, 2017 was $71,500,000. Securities that have been pledged as collateral for the borrowings are indicated in the Schedule of Investments.

8. INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and Directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

9. CAPITAL SHARE TRANSACTIONS

The Fund’s authorized capital stock consists of 50,000,000 shares of common stock, $0.0001 par value per share, all of which is initially classified as common shares. Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of stockholders in each year.

On September 28, 2016, the Fund completed the initial public offering of 10,500,000 shares of common stock. These common shares were issued at $20.00 per share before the underwriting discount $0.40 per share. Proceeds paid to the Fund amounted to $205,800,000 after the deduction of underwriting commissions of $4,200,000.

On November 16, 2016, the Fund completed a subsequent offering in connection with the underwriter’s over-allotment option of 508,519 shares of common stock. These common shares were issued at $20.00 per share before the underwriting discount $0.40 per share. Proceeds paid to the Fund amounted to $9,966,972 after the deduction of underwriting commissions of $203,400.

Annual Report | June 30, 2017	21

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	June 30, 2017

Offering costs of $420,204 (representing approximately $0.04 per share) were offset against the proceeds of the offering and over-allotment option and have been charged to paid-in capital in excess of par.

During the period from September 28, 2016 (commencement of operations) through June 30, 2017, the Fund issued 166 shares of common stock for the reinvestment of dividends and distributions in an amount of $3,251.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

11. SUBSEQUENT EVENTS

On July 31, 2017, the Fund paid a distribution in the amount of $0.12 per share, for a total of $1,321,654. Of this total, the dividend reinvestment amounted to $42,551.

On August 31, 2017, the Fund paid a distribution in the amount of $0.12 per share, for a total of $1,321,654. Of this total, the dividend reinvestment amounted to $47,923.

The Fund has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Report of Independent Registered Public Accounting Firm	June 30, 2017

To the Shareholders and Board of Directors of
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the “Fund”) as of June 30, 2017, and the related statements of operations, changes in net assets, cash flows, and the financial highlights for period September 28, 2016 (commencement of operations) through June 30, 2017. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. as of June 30, 2017, the results of its operations, changes in net assets, cash flows, and the financial highlights for the period September 28, 2016 (commencement of operations) through June 30, 2017, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 29, 2017

Annual Report | June 30, 2017	23

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Additional Information	June 30, 2017

PROXY VOTING POLICY

The Board of Directors of the Fund has delegated the voting of proxies for Fund securities to the Adviser pursuant to the Adviser’s proxy voting policies and procedures. Under these policies and procedures, the Adviser will vote proxies related to Fund securities in the best interest of the Fund and its shareholders.

The Fund has not yet been required to file a Form N-PX disclosing its proxy voting record. Once the Fund has made that initial filing for the period ending June 30, 2017, it will be required to make such filings on an annual basis and information regarding how the Fund voted proxies will be available without charge by (1) calling the Fund at (888) 848-7569 and (2) from Form N-PX filed by the Fund with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Fund’s first and third quarters end on March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s Form N-Q was filed with the SEC on May 30, 2017. The Fund’s Form N-Q are available on the SEC’s website at www. sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operations of the Public Reference Room). You may also obtain copies by calling the Fund at 1-888-848-7569.

CERTIFICATIONS

The Fund’s President submitted to the New York Stock Exchange the initial CEO/CFO certification as required by Section 303A.12(a) of the NYSE listed Fund Manual.

TAX INFORMATION

The Fund designated 6.83% of its ordinary income distribution for the year ended June 30, 2017 as qualified dividend income and 4.60% of the dividends paid from net ordinary income qualify for the dividends received deduction available to corporate stock holders.

DIVIDEND REINVESTMENT PLAN

The Fund has a dividend reinvestment plan (the “Plan”) commonly referred to as an “opt out” plan. Each Common Shareholder who participates in the Plan will have all distributions of dividends and capital gains automatically reinvested in additional Common Shares. The automatic reinvestment of dividends and distributions in Common Shares will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends and distributions, even though such participants have not received any cash with which to pay the resulting tax. Common Shareholders who elect not to participate in the Plan will receive all distributions in cash. All correspondence or questions concerning the Plan, including how a Common Shareholder may opt out of the Plan, should be directed to U.S. Bancorp Fund Services, LLC, (855) 862-6092, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Plan Administrator”). Beneficial owners of Common Shares who hold their Common Shares in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in, or opt out of, the Plan.

24	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Additional Information	June 30, 2017

PRIVACY POLICY

The Fund is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. The Fund has in effect the following policy with respect to nonpublic personal information about its customers:

●	Only such information received from you, through application forms or otherwise, and information about your Fund transactions will be collected.
●	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).
●	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.
●	The Fund does not currently obtain consumer information. If the Fund were to obtain consumer information at any time in the future, it would employ appropriate procedural safeguards that comply with federal standards to protect against unauthorized access to and properly dispose of consumer information. For more information about the Fund’s privacy policies call (855) 830 1222 (toll free).

Annual Report | June 30, 2017	25

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Independent Trustees	June 30, 2017

				Number of
Name,		Term of		Portfolios in
Address[1]	Position(s)	Office/Length		Fund Complex
and Year of	Held with	of Time	Principal Occupation(s)	Overseen by	Other Directorships Held by
Birth	Fund	Served	During Past 5 Years	Trustee[2]	Trustee During Past 5 Years
John K. Carter Y.O.B. 1961	Trustee	Indefinite/September 2015 to present	Partner, Law Office of John K. Carter, P.A. (2015 to present); Managing Partner, Global Recruiters of St. Petersburg (a financial services consulting and recruiting firm) (2012 to present); Business Unit Head, Transamerica Asset Management (2006 to 2012).	6	Eagle Mutual Funds (9 funds) (2016 to present); RiverNorth Marketplace Lending Corporation (1 fund) (2016 to present); RiverNorth Opportunities Fund (1 fund) (2015 to present); RiverNorth Funds (3 funds) (2013 to present); Director, Chairman, Transamerica Funds (120 funds) (2006 to 2012).
James G. Kelley Y.O.B. 1948	Trustee	Indefinite/September 2015 to present	Certified Business Coach, JGK & Associates (2000 to present).	5	RiverNorth Marketplace Lending Corporation (1 fund) (2016 to present); RiverNorth Funds (3 funds) (2013 to present).
John S. Oakes Y.O.B. 1943	Trustee	Indefinite/September 2015 to present	Principal, Financial Search and Consulting (a recruiting and consulting firm) (2013 to present); Regional Vice President, Securities America (a broker-dealer) (2007 to 2013).	6	RiverNorth Marketplace Lending Corporation (1 fund) (2016 to present); RiverNorth Opportunities Fund (1 fund) (2015 to present); RiverNorth Funds (3 funds) (2013 to present); Director, Chairman, Transamerica Funds (120 funds) (2006 to 2012).
Fred G. Steingraber Y.O.B. 1938	Trustee	Indefinite/September 2015 to present	Chairman, Board Advisors LLC (a consulting firm) (2001 to present). Retired, Chairman Emeritus, A.T. Kearney (a business consulting firm) (2001 to present)	5	Director, Diamond Hill Financial Trends Fund (a closed-end fund) (1989 to 2013). Director, Elkay Manufacturing (2004 to present). Director, Talent Intelligence (leadership development) (2004 to present). Chairman Emeritus, A.T. Kearney (management consulting) (2001 to present). Chairman, Board Advisors (Board consulting) (2001 to present). RiverNorth Marketplace Lending Corporation (1 fund) (2016 to present); RiverNorth Funds (3 funds) (2013 to present).

[1]	The mailing address of each Trustee is 325 N. LaSalle Street, Suite 645, Chicago, IL 60654.
[2]	The “Fund Complex” consists of the RiverNorth Core Opportunity Fund, the RiverNorth/ DoubleLine Strategic Income Fund and the RiverNorth/Oaktree High Income Fund, each a series of RiverNorth Funds Trust, and the RiverNorth Opportunities Fund, Inc., RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. and RiverNorth Marketplace Lending Corporation.

26	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Interested Trustee and Officers	June 30, 2017

Number of
Name,		Term of		Portfolios in
Address[1]	Position(s)	Office/Length		Fund Complex
and Year of	Held with	of Time	Principal Occupation(s)	Overseen by	Other Directorships Held by
Birth	Fund	Served	During Past 5 Years	Trustee[2]	Trustee During Past 5 Years
Patrick W. Galley[3] Y.O.B. 1975	President, Principal Executive Officer and Trustee	Indefinite/September 2016 to present	Chief Investment Officer, RiverNorth Capital Management, LLC. (2004 to present).	6	Board of Managers RiverNorth Capital Management, LLC (2010 to present), Board of Managers of RiverNorth Securities, LLC (2010 to 2012) and Board of Directors RiverNorth Holdings, Co. (2010 to present).
Jonathan M. Mohrhardt Y.O.B. 1974	Treasurer and Chief Financial Officer	Indefinite/September 2016 to present	Chief Compliance Officer, RiverNorth Capital Management, LLC (2009 to 2012); Chief Operating Officer, RiverNorth Capital Management, LLC (2001 to present) and President, Chief Executive Officer and Chief Compliance Officer, RiverNorth Securities, LLC (2010 to 2012).	N/A	Board of Managers RiverNorth Capital Management, LLC (2010 to present), Board of Managers of RiverNorth Securities, LLC (2010 to 2012) and Board of Directors RiverNorth Holdings, Co. (2010 to present).
Marcus L. Collins Y.O.B. 1968	Chief Compliance Officer and Secretary	Indefinite/September 2016 to Present	General Counsel, RiverNorth Capital Management, LLC (2012 to present), Chief Compliance Officer, RiverNorth Capital Management, LLC (2012 to present); Counsel, Thompson Hine, LLP (law firm) (2007 to 2012).	N/A	N/A
Angela Ter Maat Y.O.B. 1981 c/o US Bancorp Fund Services LLC 777 East Wisconsin Ave. Milwaukee, WI 53202	Assistant Secretary	Indefinite/August 2016 to Present	Vice President, US Bancorp Fund Services LLC (2004 to present)	N/A	N/A

[1]	The mailing address of each Trustee and officer, unless otherwise noted, is 325 N. LaSalle Street, Suite 645, Chicago, IL 60654.
[2]	The “Fund Complex” consists of the RiverNorth Core Opportunity Fund, the RiverNorth/ DoubleLine Strategic Income Fund and the RiverNorth/Oaktree High Income Fund, each a series of RiverNorth Funds Trust, and the RiverNorth Opportunities Fund, Inc., RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. and RiverNorth Marketplace Lending Corporation.
[3]	Patrick W. Galley is considered an “Interested” Trustee as defined in the 1940 Act, because he is an officer of the Trust and Chief Investment Officer of the Fund’s investment adviser.

Annual Report | June 30, 2017	27

RiverNorth Capital Management, LLC
325 N. LaSalle Street, Suite 645
Chicago, IL 60654
rivernorth.com

Item 2. Code of Ethics.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code of ethics to an appropriate person or persons identified in the code of ethics; and
(5) Accountability for adherence to the code of ethics.

(c) Amendments: During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d) Waivers: During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e) Posting: We do not intend to post the code of ethics for the Officers or any amendments or waivers on a website.

(f) Availability: The code of ethics for the Officers can be obtained, free of charge by calling the toll free number for the appropriate Fund.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. James G. Kelly is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for that fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Period from
9/28/2016
(inception) to
6/30/2017
Audit Fees	$31,000
Audit-Related Fees	$ -
Tax Fees	$5,000
All Other Fees	$ -

The Audit Committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Fund Audit Services applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Period from
9/28/2016
(inception) to
6/30/2017
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The Audit Committee has considered whether the provision of non-audit services billed to the Adviser were compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	Period from
9/28/2016
(inception) to
6/30/2017
Registrant
Registrant’s Investment Adviser

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: John K. Carter, James G. Kelley, John S. Oakes and Fred G. Steingraber.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Board of Directors of the Fund has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Adviser or Subadviser. The Adviser or Subadviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser or Subadviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund’s shareholders, and those of the Adviser or Subadviser or an affiliated person of the Adviser or Subadviser. In such a case, the Adviser or Subadviser will abstain from making a voting decision and will forward all necessary proxy voting materials to the Fund to enable the Board of Directors to make a voting decision. The Adviser or Subadviser shall make a written recommendation of the voting decision to the Board of Directors, which shall include: (i) an explanation of why it has a conflict of interest; (ii) the reasons for its recommendation; and (iii) an explanation of why the recommendation is consistent with the Adviser’s (or Subadviser’s) proxy voting policies. The Board of Directors shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser or Subadviser, is most consistent with the Adviser’s or Subadviser’s proxy voting policies and in the best interests of Fund shareholders. When the Board of Directors of the Fund is required to make a proxy voting decision, only the directors without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. The Adviser and Subadviser vote proxies pursuant to the proxy voting policies and guidelines set forth in Appendix A and B, respectively, to this SAI.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Portfolio Managers

Patrick W. Galley and Stephen O’Neill are co-portfolio managers for the Fund for the Tactical Closed-End Fund Income Strategy.

Patrick W. Galley, CFA is a portfolio manager of the Fund. Mr. Galley is the Chief Investment Officer for the Adviser. Mr. Galley heads the Adviser’s research and investment team and oversees all portfolio management activities at the Adviser. Mr. Galley also serves as the President and Chairman of the RiverNorth Funds. Prior to joining the Adviser in 2004, he was most recently a Vice President at Bank of America in the Global Investment Bank’s Portfolio Management group, where he specialized in analyzing and structuring corporate transactions for investment management firms in addition to closed-end and open-end funds, hedge funds, funds of funds, structured investment vehicles and insurance/reinsurance companies. Mr. Galley graduated with honors from Rochester Institute of Technology with a B.S. in Finance. He has received the Chartered Financial Analyst (CFA) designation, is a member of the CFA Institute and is a member of the CFA Society of Chicago.

Stephen O’Neill, CFA is the Fund’s co-portfolio manager. Mr. O’Neill conducts qualitative and quantitative analysis of closed-end funds and their respective asset classes. Prior to joining RiverNorth Capital, Mr. O’Neill was most recently an Assistant Vice President at Bank of America in the Global Investment Bank’s Portfolio Management group. At Bank of America, he specialized in the corporate real estate, asset management and structured finance industries. Mr. O’Neill graduated magna cum laude from Miami University in Oxford, Ohio with a B.S. in Finance. Mr. O’Neill has received the Chartered Financial Analyst (CFA®) designation, is a member of the CFA Institute and is a member of the CFA Society of Chicago.

Compensation of Portfolio Managers

Mr. Galley’s and Mr. O’Neill’s total compensation includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives, which may include mandatory notional investments in the Fund. The amounts paid to Mr. Galley and Mr. O’Neill are based on a percentage of the fees earned by the Adviser from managing the Fund and other investment accounts. The performance bonus reflects individual performance of the funds managed by the portfolio managers and the performance of the Adviser’s business as a whole. Mr. Galley and Mr. O’Neill also participate in a 401K program on the same basis as other officers of the Adviser.

Portfolio Manager Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the portfolio managers of the Fund as of June 30, 2017.

Dollar Range of Equity
Name of Portfolio Manager	Securities of the Fund
Steve A. O'Neill	0
Patrick W. Galley	0

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other accounts. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. Another potential conflict of interest may arise where another account has the same investment objective as the Fund, whereby the portfolio manager could favor one account over another.

With respect to securities transactions for the Fund, the Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Further, a potential conflict could include a portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby they could use this information to the advantage of other accounts and to the disadvantage of the Fund. These potential conflicts of interest could create the appearance that a portfolio manager is favoring one investment vehicle over another.

The management of personal accounts also may give rise to potential conflicts of interest. Although the portfolio manager generally does not trade securities in his or her own personal account, the Adviser and the Fund have each adopted a code of ethics that, among other things, permits personal trading by employees (including trading in securities that can be purchased, sold or held by the Fund) under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Adviser has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Other Accounts Managed

As of June 30, 2017, the portfolio managers of the Fund were responsible for the management of the following other accounts (in addition to the Fund):

Number of Other Accounts Managed and Assets by Account Type As of 6/30
		Registered		Other Pooled
		Investment		Investment
	Registered	Companies		Vehicles		Other Accounts
	Investment	Subject to	Other	Subject to		Subject to
	Companies	Performance-	Pooled	Performance-		Performance-
Portfolio	(other than the	Based	Investment	Based	Other	Based Advisory
Manager	Fund)	Advisory Fees	Vehicles	Advisory Fees	Accounts	Fees
Steve A.	Number: 7	Number: 0	Number: 2	Number: 2	Number: 2	Number: 1
O'Neill	Assets: $2.872b	Assets: $	Assets:	Assets: $324m	Assets: $51.84m	Assets: $34.5m
$324m
Patrick	Number: 8	Number: 0	Number: 3	Number: 2	Number: 2	Number: 1
W. Galley	Assets: $2.969b	Assets: $	Assets:	Assets: $324m	Assets: $51.84	Assets: $34.5m
$331.5m

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

	(a) Total Number of Shares (or Units) Purchased			(d)
			(c)	Maximum Number
			Total Number of	(or Approximate
		(b)	Shares (or Units)	Dollar Value) of
Period		Average Price Paid	Purchased as Part	Shares (or Units)
		per Share (or Unit)	of Publicly	that May Yet Be
			Announced Plans	Purchased Under
			or Programs	the Plans or
				Programs
Month #1 1/1/7 –	0	0	0	0
1/31/17
Month #2 2/1/17 –	0	0	0	0
2/28/17
Month #3 3/1/17 –	0	0	0	0
3/31/17
Month #4 4/1/17 –	0	0	0	0
4/30/17
Month #5 5/1/17 –	0	0	0	0
5/31/17
Month #6 6/1/2017 –	0	0	0	0
6/30/17
Total	0	0	0	0

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing of an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. None.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

By (Signature and Title)	/s/ Patrick W. Galley
Patrick W. Galley, President

Date	9/8/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick W. Galley
Patrick W. Galley, President
Date	9/8/2017

By (Signature and Title)	/s/ Jonathan M. Mohrhardt
Jonathan M. Mohrhardt, Chief Financial Officer

Date	9/8/2017